PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2019

Schedule of Investments  9/30/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 97.5%
		COMMON STOCK - 0.1% of Net Assets
		Health Care Providers & Services - 0.1%
	9,999(a)	Option Care Health, Inc.	$31,997
		Total Health Care Providers & Services	$31,997
		TOTAL COMMON STOCK
		(Cost $65,585)	$31,997
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	95(b)	Wells Fargo & Co., 7.5%	$144,637
		Total Banks	$144,637
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $125,547)	$144,637
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATION - 0.2% of Net Assets
	108,197(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.057%, 2/10/51 (144A)	$106,371
		TOTAL COLLATERALIZED MORTGAGE OBLIGATION
		(Cost $106,440)	$106,371
		CONVERTIBLE CORPORATE BONDS – 4.0% of Net Assets
		Biotechnology - 1.2%
	181,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$200,345
	162,000	Insmed, Inc., 1.75%, 1/15/25	135,032
	171,000	Medicines Co., 2.75%, 7/15/23	206,055
		Total Biotechnology	$541,432
		Commercial Services - 0.1%
	64,935	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$59,253
		Total Commercial Services	$59,253
		Computers - 0.4%
	160,000	Pure Storage, Inc., 0.125%, 4/15/23	$157,337
		Total Computers	$157,337
		Healthcare-Products - 0.3%
	152,000	Wright Medical Group, Inc., 1.625%, 6/15/23	$144,931
		Total Healthcare-Products	$144,931
		Internet - 0.4%
	171,000	Palo Alto Networks, Inc., 0.75%, 7/1/23	$179,814
		Total Internet	$179,814
		Media - 0.3%
	178,000	DISH Network Corp., 2.375%, 3/15/24	$156,413
		Total Media	$156,413
		Oil & Gas - 0.3%
	185,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$136,965
		Total Oil & Gas	$136,965
		Pharmaceuticals - 0.2%
	114,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	$103,221
		Total Pharmaceuticals	$103,221
		Semiconductors - 0.2%
	70,000	ON Semiconductor Corp., 1.625%, 10/15/23	$84,171
		Total Semiconductors	$84,171
		Software - 0.4%
	103,000	Akamai Technologies, Inc., 0.125%, 5/1/25	$117,896
	55,000	Workiva, Inc., 1.125%, 8/15/26 (144A)	50,312
		Total Software	$168,208
		Transportation - 0.2%
	85,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$83,674
		Total Transportation	$83,674
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $1,816,187)	$1,815,419
		CORPORATE BONDS - 84.2% of Net Assets
		Advertising - 0.7%
	372,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$338,985
		Total Advertising	$338,985
		Aerospace & Defense - 1.5%
	225,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$224,719
	184,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	183,770
	252,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	250,954
		Total Aerospace & Defense	$659,443
		Agriculture - 0.2%
	99,000	Darling Ingredients Inc., 5.25%, 4/15/27 (144A)	$103,950
		Total Agriculture	$103,950
		Auto Manufacturers - 0.5%
	229,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$237,015
		Total Auto Manufacturers	$237,015
	Principal Amount USD ($)		Value
		Auto Parts & Equipment - 1.3%
	408,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$389,640
	252,000	Titan International, Inc., 6.5%, 11/30/23	200,340
		Total Auto Parts & Equipment	$589,980
		Banks - 3.8%
	400,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$416,268
	200,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	212,750
	220,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	202,400
	270,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	247,725
	200,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	208,250
	237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	230,482
	200,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	209,750
		Total Banks	$1,727,625
		Building Materials - 2.3%
	88,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$88,660
	131,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	136,240
	125,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	134,687
	175,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	180,268
	323,000	Standard Industries, Inc., 4.75%, 1/15/28 (144A)	333,872
	168,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	179,340
		Total Building Materials	$1,053,067
		Chemicals - 3.2%
	57,000	CF Industries, Inc., 4.95%, 6/1/43	$55,860
	157,000	CF Industries, Inc., 5.375%, 3/15/44	158,103
	265,000	Chemours Co., 7.0%, 5/15/25	249,762
	151,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	155,281
	51,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	51,893
	70,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	69,125
	205,000	OCI NV, 6.625%, 4/15/23 (144A)	214,471
	225,000	Olin Corp., 5.0%, 2/1/30	225,281
	59,000	Olin Corp., 5.625%, 8/1/29	61,378
	229,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	222,416
		Total Chemicals	$1,463,570
		Coal - 0.5%
	255,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$226,950
		Total Coal	$226,950
		Commercial Services - 5.7%
	200,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$203,500
	280,000	BidFair MergeRight, Inc., 7.375%, 10/15/27 (144A)	285,270
	177,000	Brink’s Co., 4.625%, 10/15/27 (144A)	177,998
	271,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	275,065
	181,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	185,905
	232,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	241,280
	116,000	Hertz Corp., 7.125%, 8/1/26 (144A)	121,075
	75,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	76,991
	120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	124,956
	202,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	212,363
	190,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	131,290
	124,000	United Rentals North America, Inc., 5.25%, 1/15/30	129,968
	221,000	United Rentals North America, Inc., 6.5%, 12/15/26	240,780
	175,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	186,352
		Total Commercial Services	$2,592,793
		Computers - 0.7%
	325,000	Western Digital Corp., 4.75%, 2/15/26	$334,344
		Total Computers	$334,344
		Distribution/Wholesale - 0.1%
	40,000	Performance Food Group, Inc., 5.5%, 10/15/27 (144A)	$42,100
		Total Distribution/Wholesale	$42,100
		Diversified Financial Services - 1.4%
	160,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$165,600
	22,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	22,935
	318,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	338,670
	94,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	94,235
		Total Diversified Financial Services	$621,440
		Electric - 1.3%
	137,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$144,192
	50,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	49,125
	67,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	68,092
	333,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	350,666
		Total Electric	$612,075
		Electrical Components & Equipment - 0.3%
EUR	100,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$114,760
		Total Electrical Components & Equipment	$114,760
		Entertainment - 2.4%
	219,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$223,906
	200,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	219,000
	35,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	36,050
	Principal Amount USD ($)		Value
		Entertainment - (continued)
	100,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	$103,180
	351,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	372,358
	118,000	Scientific Games International, Inc., 10.0%, 12/1/22	122,720
		Total Entertainment	$1,077,214
		Environmental Control - 1.7%
	271,000	Covanta Holding Corp., 6.0%, 1/1/27	$285,227
	156,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	157,919
	125,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	138,594
	189,000	Tervita Corp., 7.625%, 12/1/21 (144A)	192,071
		Total Environmental Control	$773,811
		Food – 3.9%
	210,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 5.75%, 3/15/25	$215,953
	119,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 5.875%, 2/15/28 (144A)	125,954
	67,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.5%, 3/15/26 (144A)	74,537
	140,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	141,575
	253,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	227,067
	200,000	Ingles Markets, Inc., 5.75%, 6/15/23	204,250
	211,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	233,682
	138,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	146,277
	65,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	72,149
	105,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27	112,770
	250,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	243,750
		Total Food	$1,797,964
		Forest Products & Paper – 1.0%
	195,000	Mercer International, Inc., 7.375%, 1/15/25 (144A)	$203,112
	239,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	252,743
		Total Forest Products & Paper	$455,855
		Healthcare-Services - 4.3%
	265,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$255,725
	50,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	49,667
	80,000	Encompass Health Corp., 4.5%, 2/1/28	80,880
	135,000	Encompass Health Corp., 4.75%, 2/1/30	136,404
	400,000	HCA, Inc., 5.25%, 6/15/26	445,407
	37,000	HCA, Inc., 5.625%, 9/1/28	41,229
	25,000	HCA, Inc., 5.875%, 2/1/29	28,081
	200,000	Molina Healthcare, Inc., 5.375%, 11/15/22	212,008
	211,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	214,165
	140,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	143,675
	120,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	124,002
	226,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	235,323
		Total Healthcare-Services	$1,966,566
		Holding Companies-Diversified - 0.4%
	170,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$164,900
		Total Holding Companies-Diversified	$164,900
		Home Builders - 3.6%
	125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$121,044
	260,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	265,200
	85,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	86,381
	80,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	80,400
	307,000	KB Home, 6.875%, 6/15/27	345,375
	294,000	Lennar Corp., 4.75%, 11/15/22	309,067
	222,000	Lennar Corp., 4.75%, 11/29/27	238,095
	22,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	24,145
	145,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	154,788
		Total Home Builders	$1,624,495
		Insurance - 0.3%
	136,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$148,920
		Total Insurance	$148,920
		Internet - 0.5%
	222,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$231,435
		Total Internet	$231,435
		Iron & Steel - 1.0%
	175,000	Commercial Metals Co., 5.375%, 7/15/27	$177,188
	270,000	Commercial Metals Co., 5.75%, 4/15/26	276,750
		Total Iron & Steel	$453,938
		Leisure Time - 0.8%
	93,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$98,543
	100,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	104,500
	150,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	154,890
		Total Leisure Time	$357,933
		Lodging - 0.3%
	141,000	MGM Resorts International, 5.5%, 4/15/27	$154,515
		Total Lodging	$154,515
	Principal Amount USD ($)		Value
		Machinery-Diversified - 0.6%
	246,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$263,220
		Total Machinery-Diversified	$263,220
		Media - 7.1%
	317,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	$357,259
	515,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	539,411
	50,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	52,850
	146,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	160,404
	200,000	CSC Holdings LLC, 5.375%, 7/15/23 (144A)	205,250
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	210,750
	208,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	218,899
	200,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	225,230
	227,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	235,512
	133,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	138,320
	205,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	225,233
	149,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	155,891
	75,000	Sirius XM Radio, Inc., 4.625%, 7/15/24 (144A)	77,762
	135,000	Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)	139,388
	171,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	179,526
	90,000	Sirius XM Radio, Inc., 5.5%, 7/1/29 (144A)	96,075
		Total Media	$3,217,760
		Mining - 1.8%
	39,000	Coeur Mining, Inc., 5.875%, 6/1/24	$39,000
	317,000	Freeport-McMoRan, Inc., 5.25%, 9/1/29	316,009
	112,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	115,640
	110,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	111,513
	65,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	68,494
	200,000	Novelis Corp., 5.875%, 9/30/26 (144A)	209,740
		Total Mining	$860,396
		Miscellaneous Manufacturers - 0.6%
	18,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$18,990
	222,000	EnPro Industries, Inc., 5.75%, 10/15/26	236,707
		Total Miscellaneous Manufacturers	$255,697
		Oil & Gas - 7.5%
	184,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	$172,040
	149,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	129,630
	170,000	Gulfport Energy Corp., 6.0%, 10/15/24	122,969
	15,000	Gulfport Energy Corp., 6.625%, 5/1/23	11,700
	135,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	125,550
	296,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	266,770
	223,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	223,558
	50,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	51,000
	273,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	263,445
	219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	225,023
	246,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	229,395
	104,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	109,128
	30,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	30,441
	135,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)	136,688
	20,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	20,650
	20,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)	20,700
	115,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	118,595
	222,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	188,700
	267,000	SM Energy Co., 6.75%, 9/15/26	233,625
	271,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	270,661
	185,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	163,031
	232,000	Whiting Petroleum Corp., 6.625%, 1/15/26	156,600
	120,000	WPX Energy, Inc., 5.25%, 9/15/24	122,100
	25,000	WPX Energy, Inc., 5.25%, 10/15/27	25,125
		Total Oil & Gas	$3,417,124
		Oil & Gas Services - 1.5%
	156,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$157,755
	152,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	161,304
	89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	88,666
	207,000	FTS International, Inc., 6.25%, 5/1/22	168,705
	50,000	SESI LLC, 7.75%, 9/15/24	28,250
	74,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	76,405
		Total Oil & Gas Services	$681,085
		Packaging & Containers - 2.4%
	276,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$288,586
	102,000	Ball Corp., 5.25%, 7/1/25	112,837
	254,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	308,610
	300,000	Greif, Inc., 6.5%, 3/1/27 (144A)	318,150
	65,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	53,625
		Total Packaging & Containers	$1,081,808
		Pharmaceuticals - 3.2%
	197,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$221,093
	80,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	83,708
	Principal Amount USD ($)		Value
		Pharmaceuticals - (continued)
	157,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	$158,963
	96,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	103,402
	96,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	104,861
	409,000	Horizon Pharma USA, Inc., 5.5%, 8/1/27 (144A)	425,360
	114,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	104,453
	336,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	271,320
		Total Pharmaceuticals	$1,473,160
		Pipelines - 5.7%
	215,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$202,100
	155,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	155,822
	70,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	69,125
	280,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	311,536
	130,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	133,087
	30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	30,338
	49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	50,592
	200,000	DCP Midstream Operating LP, 5.375%, 7/15/25	213,000
	165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	163,350
	5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,775
	40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	32,000
	116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	94,830
	90,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	86,850
	138,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	134,550
	70,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	71,022
	237,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	244,110
	111,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	114,330
	167,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	174,515
	135,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	138,375
	75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	75,848
	26,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	28,368
	57,000	Williams Cos., Inc., 5.75%, 6/24/44	65,778
		Total Pipelines	$2,594,301
		REITs - 1.7%
	155,000	Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)	$160,425
	200,000	Iron Mountain, Inc., 5.75%, 8/15/24	202,000
	265,000	iStar, Inc., 4.75%, 10/1/24	269,659
	146,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	150,380
		Total REITs	$782,464
		Retail - 1.4%
	150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$139,500
	147,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	153,247
	50,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	43,000
	304,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	304,380
		Total Retail	$640,127
		Software - 0.1%
	46,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$42,316
		Total Software	$42,316
		Telecommunications - 6.9%
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	$220,750
	150,000	CenturyLink, Inc., 6.45%, 6/15/21	157,500
	90,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	81,450
	63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	61,327
	451,000	Frontier Communications Corp., 8.75%, 4/15/22	200,695
	75,000	Frontier Communications Corp., 11.0%, 9/15/25	34,312
	84,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	89,880
	110,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	110,996
	300,000	Level 3 Financing, Inc., 5.25%, 3/15/26	311,955
	435,000	Sprint Corp., 7.125%, 6/15/24	468,843
	205,000	Sprint Corp., 7.25%, 9/15/21	218,755
	280,000	Sprint Corp., 7.625%, 2/15/25	308,000
	55,000	Telesat Canada/Telesat LLC, 6.5%, 10/15/27 (144A)	55,894
	75,000	T-Mobile USA, Inc., 6.0%, 3/1/23	76,402
	155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	160,813
	215,000	T-Mobile USA, Inc., 6.5%, 1/15/26	231,166
	339,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	344,933
		Total Telecommunications	$3,133,671
		Transportation - 0.0%†
	200,000(d)	Syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$10,000
		Total Transportation	$10,000
		TOTAL CORPORATE BONDS
		(Cost $38,079,187)	$38,378,772
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(e)
		Reinsurance Sidecars - 0.1%
		Multiperil - Worldwide - 0.1%
	50,000+(a)(f)	Lorenz Re 2018, 7/1/21	$10,495
	25,723+(a)(f)	Lorenz Re 2019, 6/30/22	27,375
		Total Reinsurance Sidecars	$37,870
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $50,000)	$37,870
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.8% of Net Assets*(g)
		Buildings & Real Estate - 0.1%
	44,404	Builders FirstSource, Inc., Refinancing Term Loan, 5.044% (LIBOR + 300 bps), 2/29/24	$44,566
		Total Buildings & Real Estate	$44,566
		Diversified & Conglomerate Service - 0.3%
	120,000	DynCorp International, Inc., Term Loan, 8.028% (LIBOR + 600 bps), 8/18/25	$117,600
		Total Diversified & Conglomerate Service	$117,600
		Healthcare, Education & Childcare - 0.4%
	200,969	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.554% (LIBOR + 450 bps), 11/16/25	$201,377
		Total Healthcare, Education & Childcare	$201,377
		Machinery - 0.3%
	170,000(h)	Shape Technologies Group, Inc., Initial Term Loan, 4/21/25	$156,400
		Total Machinery	$156,400
		Media - 0.3%
	125,000	Diamond Sports Group LLC, Term Loan, 5.3% (LIBOR + 325 bps), 8/24/26	$125,839
		Total Media	$125,839
		Metals & Mining - 0.3%
	128,375	Aleris International, Inc., Initial Term Loan, 6.794% (LIBOR + 475 bps), 2/27/23	$128,695
		Total Metals & Mining	$128,695
		Oil & Gas - 0.1%
	98,534	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.794% (LIBOR + 675 bps), 10/29/25	$61,584
		Total Oil & Gas	$61,584
		Personal, Food & Miscellaneous Services - 0.4%
	243,780	Revlon Consumer Products Corp., Initial Term B Loan, 5.624% (LIBOR + 350 bps), 9/7/23	$187,634
		Total Personal, Food & Miscellaneous Services	$187,634
		Retail - 0.1%
	39,166	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.057% (LIBOR + 600 bps), 10/25/23	$30,207
		Total Retail	$30,207
		Telecommunications - 0.5%
	211,000	Commscope, Inc., Initial Term Loan, 5.294% (LIBOR + 325 bps), 4/6/26	$210,647
		Total Telecommunications	$210,647
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,346,902)	$1,264,549
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 5.8% of Net Assets
	2,650,000(i)	U.S. Treasury Bills, 10/8/19	$2,649,098
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $2,648,964)	$2,649,098
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services- 0.0%†
	80^(a)(j)	Option Care Health, Inc.	$78
	80^(a)(j)	Option Care Health, Inc.	62
		Total Health Care Providers & Services	$140
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$140
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.5%
		(Cost $44,238,812)	$44,428,853

		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.4%
	CLOSED-END FUND - 2.4% of Net Assets
122,642(k)	Pioneer ILS Interval Fund	$ -	$ –	$35,566	$1,096,415
	TOTAL CLOSED-END FUND
	(Cost $1,300,000)				$1,096,415
	TOTAL I CLOSED-END FUND IN AFFILIATED ISSUER - 2.4%
	(Cost $1,300,000)				$1,096,415
	OTHER ASSETS AND LIABILITIES - 0.1%				$31,905
	NET ASSETS - 100.0%				$45,557,173

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2019, the value of these securities amounted to $23,782,083, or 52.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at September 30, 2019.
(d)	Security is in default.
(e)	Securities are restricted as to resale.
(f)	Issued as preference shares.
(g)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2019.
(h)	This term loan will settle after September 30, 2019, at which time the interest rate will be determined.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the “Adviser”).

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
878,195	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/21	$62,018	$ (17,526)	$ 44,492
403,200	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	22,841	9,121	31,962
257,400	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	13,023	5,659	18,682
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$97,882	$ (2,746)	$ 95,136

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (4,500)	$ (127)	$ (4,627)
25,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(3,063)	171	(2,892)
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(4,900)	273	(4,627)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(12,463)	$ 317	$ (12,146)
TOTAL SWAP CONTRACTS						$ 85,419	$(2,429)	$ 82,990
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$31,997	$–	$–	$31,997
Convertible Preferred Stock	144,637	–	–	144,637
Collateralized Mortgage Obligation	–	106,371	–	106,371
Convertible Corporate Bonds	–	1,815,419	–	1,815,419
Corporate Bonds	–	38,378,772	–	38,378,772
Insurance-Linked Securities	–	–
Reinsurance Sidecars
Multiperil - Worldwide	–	–	37,870	37,870
Senior Secured Floating Rate Loan Interests	–	1,264,549	–	1,264,549
U.S. Government and Agency Obligation	–	2,649,098	–	2,649,098
Rights/Warrants	–	–	140	140
Affiliated Closed-End Fund	–	1,096,415	–	1,096,415
Total Investments in Securities	$176,634	$45,310,624	$38,010	$45,525,268
Other Financial Instruments
Swap contracts, at value	$–	$82,990	$–	$82,990
Total Other Financial Instruments	$–	$82,990	$–	$82,990

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Convertible Preferred Stocks	Insurance-Linked Securities	Warrants	Total
Balance as of 12/31/18	$3,116	$42,775	$199	$46,090
Realized gain (loss)	2,599	(191)	–	2,408
Changed in unrealized appreciation
(depreciation)	(316)	6,851	(59)	6,476
Accrued discounts/premiums	–	–	–	–
Purchases	–	25,723	–	25,723
Sales	(5,399)	(37,288)	--	(42,687)
Transfers in to Level 3*	–	–	–	–
Transfers out of Level 3*	–	–	–	–
Balance as of 9/30/19	$–	$37,870	$140	$38,010

*       Transfers are calculated on the beginning of period value. For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2019: $2,489.